Consolidated condensed statements of changes in equity - USD ($) $ in Thousands	Total	Total Equity Attributable to Company [Member]	Share Capital [Member]	Share Premium [Member]	Capital Reserves [Member]	Other Reserves [Member]	Accumulated Currency Translation Differences [Member]	Accumulated Deficit [Member]	Non-controlling Interests [Member]
Balance, beginning of period at Dec. 31, 2019	$ 1,714,856	$ 1,508,476	$ 10,160	$ 1,011,743	$ 889,057	$ 73,797	$ (90,824)	$ (385,457)	$ 206,380
Profit/(loss) for the six -month period after taxes	(26,192)	(28,171)	0	0	0	0	0	(28,171)	1,979
Change in fair value of cash flow hedges	(35,640)	(35,676)	0	0	0	(35,676)	0	0	36
Currency translation differences	(31,702)	(22,396)	0	0	0	0	(22,396)	0	(9,306)
Tax effect	8,671	8,680	0	0	0	8,680	0	0	(9)
Other comprehensive income/(loss)	(58,671)	(49,392)	0	0	0	(26,996)	(22,396)	0	(9,279)
Total comprehensive income/(loss) for the period	(84,863)	(77,563)	0	0	0	(26,996)	(22,396)	(28,171)	(7,300)
Business combinations (Note 5)	25,079	0	0	0	0	0	0	0	25,079
Distributions (Note 13)	(97,953)	(83,314)	0	0	(83,314)	0	0	0	(14,639)
Balance, end of period at Jun. 30, 2020	1,557,119	1,347,599	10,160	1,011,743	805,743	46,801	(113,220)	(413,628)	209,520
Balance, beginning of period at Dec. 31, 2020	1,740,881	1,527,382	10,667	1,011,743	881,745	96,641	(99,925)	(373,489)	213,499
Profit/(loss) for the six -month period after taxes	4,486	(6,829)	0	0	0	0	0	(6,829)	11,315
Change in fair value of cash flow hedges	50,486	46,795	0	0	0	56,855	0	(10,060)	3,691
Currency translation differences	(14,739)	(12,014)	0	0	0	0	(12,014)	0	(2,725)
Tax effect	(13,578)	(13,093)	0	0	0	(13,093)	0	0	(485)
Other comprehensive income/(loss)	22,169	21,688	0	0	0	43,762	(12,014)	(10,060)	481
Total comprehensive income/(loss) for the period	26,655	14,859	0	0	0	43,762	(12,014)	(16,889)	11,796
Capital increase (Note 13)	130,804	130,804	416	0	130,388	0	0	0	0
Business combinations (Note 5)	8,287	0	0	0	0	0	0	0	8,287
Share-based compensation (Note 13)	10,992	10,992	0	0	0	0	0	10,992	0
Distributions (Note 13)	(110,410)	(94,161)	0	0	(94,161)	0	0	0	(16,249)
Balance, end of period at Jun. 30, 2021	$ 1,807,209	$ 1,589,876	$ 11,083	$ 1,011,743	$ 917,972	$ 140,403	$ (111,939)	$ (379,386)	$ 217,333